SUBSEQUENT EVENTS (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 11, 2024
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares		100,000,000	100,000,000	100,000,000
Proceeds from promissory note		$ 167,400	$ 28,000	$ 101,241
Subsequent Event [Member] | Four Investors [Member]
Subsequent Event [Line Items]
Proceeds from promissory note	$ 62,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares					5,000.000